Other Equity Instruments - Additional Information (Detail)		12 Months Ended
	Feb. 14, 2026	Dec. 31, 2018
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Reserve Capital Instruments bear interest rate reset period	5 years
Reserve Capital Instruments benchmark gilt rate period	5 years
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Common equity tier 1 capital ratio minimum		7.00%
Distribution rate resets, period		5 years
6.475 % Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities purchased and redeemed		58.00%